INCOME TAX EXPENSES (Tables)	12 Months Ended
Mar. 31, 2025
INCOME TAX EXPENSES
Schedule of income tax expense
	For the years ended March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Income tax:
Current year	290	297	211
Deferred tax:
Current year	-	-	-
	290	297	211

Schedule of income tax expense determined by applying the PRC income tax rate
	For the years ended March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
(Loss) Profit before tax expenses:	(283)	1,353	1,804

Tax at the domestic income tax rate applicable to profits in the countries where the Company operates	(71)	596	429
Tax effect of non-taxable income	361	(299)	(218)
	290	297	211